Lease Liability (Details) - USD ($)	Aug. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments
Current lease liabilities		$ 214,058	$ 439,709	$ 283,976
Non-current lease liabilities		116,763	1,978,997	2,598,176
Total lease liability		$ 330,821	$ 2,418,706	$ 2,882,152
Incremental borrowing rate		10.25%	10.25%
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		$ (2,375,590)	$ (2,418,706)
Undiscounted minimum lease payments		380,000	4,345,129
Monthly lease payment	$ 20,000
Term of lease	2 years
Land Lease [Member]
Disclosure of maturity analysis of operating lease payments
Total lease liability			2,418,706
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(2,375,590)
2022
Disclosure of maturity analysis of operating lease payments
Undiscounted minimum lease payments			108,628
2023
Disclosure of maturity analysis of operating lease payments
Undiscounted minimum lease payments			260,708
2024
Disclosure of maturity analysis of operating lease payments
Undiscounted minimum lease payments			260,708
2025
Disclosure of maturity analysis of operating lease payments
Undiscounted minimum lease payments		240,000	260,708
2026
Disclosure of maturity analysis of operating lease payments
Undiscounted minimum lease payments		$ 140,000	260,708
Thereafter
Disclosure of maturity analysis of operating lease payments
Undiscounted minimum lease payments			$ 3,193,669